Leases (Details) - Schedule of depreciation expense $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($)
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance	$ (20,308)
Subsidiaries’ Acquisitions	1,394,424
Additions	(69,165)
Disposals	1,509
Foreign currency translation	(295)
Ending balance	88,259
Vehiclesg [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance	(147)
Additions	(21,795)
Disposals	1,024
Foreign currency translation
Ending balance	(20,918)
Buildings [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance
Additions	(12,947)
Disposals
Foreign currency translation
Ending balance	(12,947)
Warehouse [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance	(17,101)
Additions	(18,658)
Disposals	484
Foreign currency translation
Ending balance	(35,275)
Office furniture and equipment [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance
Additions	(1,346)
Disposals
Foreign currency translation
Ending balance	(1,346)
Computer equipment [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance	(3,060)
Additions	(14,419)
Disposals	1
Foreign currency translation	(295)
Ending balance	(17,773)
Right-of-use assets [member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance	37,692
Subsidiaries’ Acquisitions	150,781
Additions	195,021
Disposals	(1,670)
Foreign currency translation
Ending balance	381,824
Right-of-use assets [member] | Vehiclesg [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance	623
Subsidiaries’ Acquisitions	59,657
Additions	48,433
Disposals	(1,171)
Foreign currency translation
Ending balance	107,542
Right-of-use assets [member] | Buildings [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance
Subsidiaries’ Acquisitions	7,049
Additions	88,051
Disposals	(484)
Foreign currency translation
Ending balance	94,616
Right-of-use assets [member] | Warehouse [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance	17,101
Subsidiaries’ Acquisitions	53,575
Additions	49,227
Disposals
Foreign currency translation
Ending balance	119,903
Right-of-use assets [member] | Office furniture and equipment [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance
Subsidiaries’ Acquisitions	2,697
Additions	5,454
Disposals
Foreign currency translation
Ending balance	8,151
Right-of-use assets [member] | Computer equipment [Member]
Leases (Details) - Schedule of depreciation expense [Line Items]
Beginning balance	19,968
Subsidiaries’ Acquisitions	27,803
Additions	3,856
Disposals	(15)
Foreign currency translation
Ending balance	$ 51,612